Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 20,898,587
Dividends and interest income	4,451,778
Total investment income	25,350,365
Interest income on notes receivable from participants	477,346
Contributions:
Participants	8,858,339
Employer	3,463,398
Rollovers from other qualified plans	418,878
Total contributions	12,740,615
Total additions	38,568,326
Deductions from assets attributed to:
Benefits and withdrawals paid to participants, including rollover distributions	10,151,915
Administrative expenses	142,067
Total deductions	10,293,982
Net increase in assets available for benefits	28,274,344
Net assets available for benefits:
Beginning of the year	164,421,743
End of year	$ 192,696,087